Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - Heliogen, Inc. [Member] - Level 1 [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets:
Investments			$ 12,386
Public Warrants [Member]
Liabilities:
Liabilities, Warrants	[1]	$ 34	$ 97

[1]	Included in other long-term liabilities on the consolidated balance sheets.